COMMITMENTS	12 Months Ended
Jan. 03, 2015
Commitments and Contingencies
COMMITMENTS

NOTE 7. COMMITMENTS

Minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms of one year or more are as follows:

Year	(In millions)

2015	$50.9
2016	37.4
2017	22.3
2018	13.6
2019	10.3
2020 and thereafter	39.3

Total minimum lease payments	$173.8

        Rent expense for operating leases from continuing operations, which includes maintenance and insurance costs and property taxes, was approximately $67 million in 2014, $70 million in 2013, and $75 million in 2012. Operating leases relate primarily to office and warehouse space, and equipment for electronic data processing and transportation. The terms of these leases do not impose significant restrictions or unusual obligations, except as noted below.

        On September 9, 2005, we completed a ten-year lease financing for a commercial facility located in Mentor, Ohio used primarily for the North American headquarters and research center of our Materials group. The facility consists generally of land, buildings, and equipment. We lease the facility under an operating lease arrangement, which contains a residual value guarantee of $31.5 million, as well as certain obligations with respect to the refinancing of the lessor's debt of $11.5 million (collectively, the "Guarantee"). At the end of the lease term, we have the option to purchase or remarket the facility at an amount equivalent to the value of the Guarantee. If our estimated fair value (or estimated selling price) of the facility falls below the Guarantee, we would be required to pay the lessor a shortfall, which is an amount equivalent to the Guarantee less our estimated fair value. During the second quarter of 2011, we estimated a shortfall with respect to the Guarantee and began to recognize the shortfall on a straight-line basis over the remaining lease term. The carrying amount of the shortfall was approximately $16 million at January 3, 2015, which was included in "Other accrued liabilities" in the Consolidated Balance Sheets.

        Refer to Note 4, "Debt and Capital Leases," for information on capital lease obligations.